CURRENT DEBT FACILITIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
CURRENT DEBT FACILITIES

8. CURRENT DEBT FACILITIES

		September 30, 2023	December 31, 2022
		$	$
Unsecured debentures - 2021	(a)	4,419	6,587
		4,419	6,587

a)	On October 5, 2021, the Company issued C$10.3 million in unsecured debentures with a maturity 12 months from the date of issue. On June 15, 2022, the maturity date of the debentures was extended to October 4, 2023, with the extension being treated as a modification of the original debt. As a result, a gain of $803 on modification of debt was recorded during the six months ended June 30, 2022. In connection with the extension, the Company cancelled 412,000 warrants from the previous agreement. On extension the Company issued 1,000,000 warrants to purchase common shares at an exercise price of C$2.25 per share. The value of these warrants was incorporated in the $803 gain on modification of debt. On September 25, 2023, the maturity date of the debentures was extended with C$1,648 of accrued interest being added to the principal with the new principal amount being C$11,948. The facility is repayable with 25% (C$2,987) principal payments due in April and July of 2024, with the remainder and interest payable due on October 4, 2024. As a result, a gain of $492 on modification of debt was recorded during the nine months ended September 30, 2023. In connection with the extension, the Company cancelled 1,000,000 warrants from the previous agreement. On extension the Company issued 1,500,000 warrants to purchase common shares at an exercise price of C$1.33 per share. The value of these warrants was incorporated in the $492 gain on modification of debt. The warrants expire on October 4, 2024.

As a result of the extension on September 25, 2023, the interest rate increased from 8% to 13% annual interest paid at maturity. Borrowing costs of $449 were recorded on June 15, 2022, and an additional $240 in borrowing costs on extension on September 25, 2023; the debt has an effective interest rate of 24%.

During the nine months ended September 30, 2023, the Company incurred $1,465 in interest expense (September 30, 2022 - $1,316) on this loan, $nil (December 31, 2022: $765) is included in accounts payable and accrued liabilities as at September 30, 2023.